December 10, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Registrant”) File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the forms of Prospectus and Statement of Additional Information for the Registrant’s WisdomTree Efficient TIPS Plus Gold Fund, each dated December 10, 2025, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 968 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 10, 2025 (Accession No. 0001214659-25-017813).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3855.

Very truly yours,

/s/ Joanne Antico

Joanne Antico
Chief Legal Officer and Secretary

cc: Laura Flores, Esq.

WisdomTree Asset Management, Inc.  250 West 34th Street, New York, NY  10119 | 212-801-2080 Tel 212-801-2081 Fax